Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Costs	$ 4,095	$ 4,062
Accumulated amortization	(1,720)	(665)
Net carrying amount	2,375	3,397
Customer base
Finite-Lived Intangible Assets [Line Items]
Costs	1,638	1,638
Accumulated amortization	(867)	(380)
Net carrying amount	771	1,258
Technology
Finite-Lived Intangible Assets [Line Items]
Costs	1,151	1,151
Accumulated amortization	(590)	(198)
Net carrying amount	561	953
Non-competence agreements
Finite-Lived Intangible Assets [Line Items]
Costs	1,197	1,197
Accumulated amortization	(263)	(87)
Net carrying amount	934	1,110
Exchange differences
Finite-Lived Intangible Assets [Line Items]
Costs	109	76
Net carrying amount	$ 109	$ 76